Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 24,159	$ 484,183
Account receivables	489,910
Other current assets	121,460
Total Current Asset	635,529	484,183
Non-Current Assets
Long term investments	9,952,880	11,929,359
Intangible Assets (net)	12,726,847	8,033,241
Total Non-Current Assets	22,679,728	19,962,600
Total Assets	23,315,257	20,446,783
Current Liabilities:
Account Payable	139,530	258,900
Short term business loan	62,549
Total current liabilities	202,079	258,900
Long-Term Liabilities
Co-Investments	3,046,017
Total Long-Term Liabilities	3,046,017
Total Liabilities	3,248,096	258,900
Stockholder’s Equity:
Common stock, $0.0001 par value, 500,000,000 shares Authorized, 227,001,268 shares issued at 12/31/2022 and 800,000,000 shares authorized, 765,895,613 shares issued at 12/31/2021.	22,700	76,590
Additional paid-in capital	32,493,023	32,074,932
Accumulated deficit	(12,450,797)	(11,963,639)
Stockholders’ Equity	20,067,160	20,187,883
Total Liabilities and Stockholder’s Equity	23,315,257	20,446,783
Series A Preferred Stock [Member]
Stockholder’s Equity:
Preferred stock, value	0	0
Series C Preferred Stock [Member]
Stockholder’s Equity:
Preferred stock, value	120
Series D Preferred Stock [Member]
Stockholder’s Equity:
Preferred stock, value	$ 2,113